Consolidated Statements of Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Net revenue from sales	R$ 44,362,120	R$ 47,912,039	R$ 30,064,020
Cost of sales and/or services	(31,054,016)	(25,837,475)	(19,124,901)
Gross profit	13,308,104	22,074,564	10,939,119
Operating income (expenses)	(5,666,642)	(1,534,602)	(5,224,682)
Selling expenses	(2,575,818)	(2,372,298)	(2,004,417)
General and administrative expenses	(674,119)	(587,148)	(504,458)
Equity earnings of affiliated companies	237,917	182,504	71,755
Other operating income	253,233	2,958,372	482,494
Other operating expenses	(2,907,855)	(1,716,032)	(3,270,056)
Profit before financial results and income taxes	7,641,462	20,539,962	5,714,437
Financial income	(78,220)	1,167,184	1,802,728
Financial expenses	(3,436,805)	(3,111,368)	(2,599,039)
Profit before income taxes	4,126,437	18,595,778	4,918,126
Income tax and social contribution	(1,958,739)	(5,000,157)	(625,508)
Net income for the year	2,167,698	13,595,621	4,292,618
Net income for the year attributed to:
Controlling interests	1,554,060	12,258,628	3,794,295
Non-controlling interests	R$ 613,638	R$ 1,336,993	R$ 498,323
Basic earnings per share	R$ 1.17108	R$ 8.90654	R$ 2.74926
Diluted earnings per share	R$ 1.17108	R$ 8.90654	R$ 2.74926